UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-03170

THE MEXICO FUND, INC.

(Exact name of Registrant as specified in charter)

1775 I Street, NW, Suite 1100

Washington, DC 20006

(Address of principal executive offices) (Zip code)

Sander M. Bieber

Dechert LLP

1775 I Street, NW, Suite 1100

Washington, DC 20006

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (202) 261-7941

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Mexico Fund, Inc. Schedule of Investments as of July 31, 2009 (Unaudited)

Shares Held		Value (Note 1)	Percent of Net Assets
	COMMON STOCK - 90.57%
	Airports
2,530,748	Grupo Aeroportuario del Centro Norte, S.A.B de C.V. Series B	$3,424,415	0.93%
1,000,000	Grupo Aeroportuario del Sureste, S.A.B. de C.V. Series B	4,477,816	1.22

		7,902,231	2.15

	Beverages
2,800,000	Fomento Económico Mexicano, S.A.B. de C.V. Series UBD	10,827,111	2.95
2,896,000	Grupo Modelo, S.A.B. de C.V. Series C (a)	11,387,124	3.11

		22,214,235	6.06

	Building Materials
2,968,300	Grupo Cementos de Chihuahua, S.A.B. de C.V. Series *	8,089,206	2.21
1,384,400	Grupo Lamosa, S.A.B. de C.V. Series * (a)	844,805	0.23

		8,934,011	2.44

	Chemical Products
8,058,972	Mexichem, S.A.B. de C.V. Series *	10,727,620	2.93

	Commercial Banks
1,775,600	Banco Compartamos, S.A., Institución de Banca Múltiple Series O	5,882,011	1.60

	Construction and Infrastructure
6,949,533	Empresas ICA, S.A.B. de C.V. Series * (a)	12,775,167	3.48

	Consumer Products
3,181,280	Kimberly-Clark de México, S.A.B. de C.V. Series A	13,256,439	3.62

	Financial Groups
4,598,000	Grupo Financiero Banorte, S.A.B. de C.V. Series O	11,352,355	3.10

	Food
2,715,000	Grupo Bimbo, S.A.B. de C.V. Series A	15,205,334	4.15

	Holding Companies
3,163,100	Alfa, S.A.B. de C.V. Series A	11,938,624	3.26

	Housing
3,364,900	Corporación Geo, S.A.B. de C.V. Series B (a)	7,165,114	1.95
2,544,700	Urbi Desarrollos Urbanos, S.A.B. de C.V. Series * (a)	4,411,659	1.20

		11,576,773	3.15

	Media
4,752,400	Grupo Televisa, S.A.B. Series CPO	17,123,007	4.67
2,734,500	Megacable Holdings S.A.B. de C.V. Series CPO (a)	3,948,864	1.08

		21,071,871	5.75

	Mining
16,146,600	Grupo México, S.A.B. de C.V. Series B	22,876,502	6.24

	Retail
7,163,108	Grupo Famsa, S.A.B. de C.V. Series A (a)	9,502,520	2.59
16,024,093	Wal-Mart de México, S.A.B. de C.V. Series V	54,601,225	14.89

		64,103,745	17.48

Shares Held		Value (Note 1)	Percent of Net Assets
	Steel
1,646,500	Industrias CH, S.A.B. de C.V. Series B (a)	5,802,572	1.58

	Stock Exchange
7,158,533	Bolsa Mexicana de Valores, S.A.B. de C.V. Series A (a)	7,168,463	1.96

	Telecommunications Services
33,103,366	América Móvil, S.A.B. de C.V. Series L	71,041,359	19.38
5,073,500	Axtel, S.A.B. de C.V. Series CPO (a)	2,749,875	0.75
238,000	NII Holdings, Inc. Series * (a)	5,478,707	1.49

		79,269,941	21.62

	Total Common Stock (Identified cost - $324,223,051)	$332,057,894	90.57%

Securities	SHORT-TERM SECURITIES - 8.80%
Principal Amount
	Repurchase Agreements
31,510,794	BBVA Bancomer, S.A., 4.20%, dated 07/31/09, due 08/03/09 repurchase price $31,521,823, collateralized by Bonos del Gobierno Federal. Value of collateral $31,806,822.	$31,510,794	8.59%

	Time Deposits
	Comerica Bank., 0.11%, dated 07/31/09, due 08/03/09	770,429	0.21

		32,281,223	8.80

	Total Short-Term Securities (Identified cost - $32,281,223)	32,281,223	8.80

	Total Investments (Identified cost $356,504,274)	364,339,117	99.37
	Other Assets in Excess of Liabilities	2,313,421	0.63

	Net Assets Equivalent to $21.33 per share on 17,191,278 shares of capital stock outstanding	$366,652,538	100.00%

(a)	Shares of these securities are currently non-income producing. Equity investments that have not paid dividends within the last twelve months are considered to be non-income producing.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/S/ JOSÉ LUIS GÓMEZ PIMIENTA
José Luis Gómez Pimienta
President and Principal Executive Officer

September 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JOSÉ LUIS GÓMEZ PIMIENTA
José Luis Gómez Pimienta
President and Principal Executive Officer

September 30, 2009

By:	/S/ ALBERTO OSORIO
Alberto Osorio
Senior Vice President, Treasurer and Principal Financial Officer

September 30, 2009